Financial Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of fair value measurements measured on a recurring basis

Fair value measurements for those items measured on a recurring basis are summarized below as of June 30, 2015:

	June 30, 2015
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable	Counter-
	Identical Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,562,612	$35,360	$—	$—	$1,597,972
U.S. and Non-U.S. government obligations	5,172	9,264	—	—	14,436
Exchange traded notes	45,064	—	—	—	45,064
Interest rate swaps	—	424	—	—	424
Currency forwards	—	361,506	—	(361,506)	—
Options	—	190	—	—	190
	$1,612,848	$406,744	$—	$(361,506)	$1,658,086
Financial instruments owned, pledged as collateral:
Equity securities	$376,583	$—	$—	$—	$376,583
Exchange traded notes	22,723	—	—	—	22,723
	$399,306	$—	$—	$—	$399,306
Other Assets
Exchange stock	$9,162	$—	$—	$—	$9,162
	$9,162	$—	$—	$—	$9,162
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$1,668,114	$1,499	$—	$—	$1,669,613
U.S. and Non-U.S. government obligations	34,033	—	—	—	34,033
Exchange traded notes	68,970	—	—	—	68,970
Interest rate swaps	—	434	—	—	434
Currency forwards	—	373,870	—	(361,506)	12,364
Options	—	214	—	—	214
	$1,771,117	$376,017	$—	$(361,506)	$1,785,628

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2014:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,216,532	$17,166	$—	$—	$1,233,698
U.S. and non-U.S. government obligations	—	8,222	—	—	8,222
Exchange traded notes	65,684	—	—	—	65,684
Currency forwards	—	1,629,637	—	(1,629,629)	8
Options	—	321	—	—	321
	$1,282,216	$1,655,346	$—	$(1,629,629)	$1,307,933
Financial instruments owned, pledged as collateral:
Equity securities	$219,159	$—	$—	$—	$219,159
Exchange traded notes	17,216	—	—	—	17,216
	$236,375	$—	$—	$—	$236,375
Other Assets
Exchange stock	$8,205	$—	$—	$—	$8,205
	$8,205	$—	$—	$—	$8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$859,836	$47,896	$—	$—	$907,732
U.S. and non-U.S. government obligations	21,107	—	—	—	21,107
Exchange traded notes	92,513	—	—	—	92,513
Currency forwards	—	1,645,820	—	(1,629,629)	16,191
Options	—	79	—	—	79
Interest rate swaps	—	12	—	—	12
	$973,456	$1,693,807	$—	$(1,629,629)	$1,037,634

Schedule showing the netting of certain financial assets

	June 30, 2015
			Net Amounts of	Gross Amounts Not
		Gross Amounts	Assets	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Assets	Financial Condition	Financial Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$667,970	$—	$667,970	$(660,393)	$—	$7,577
Securities purchased under agreements to resell	31,050	—	31,050	(31,050)	—	—
Trading assets, at fair value:
Currency forwards	361,506	(361,506)	—	—	—	—
Options	190	—	190	(180)	—	10
Interest rate swaps	424	—	424	(424)	—	—
Total	$1,061,140	$(361,506)	$699,634	$(692,047)	$—	$7,587

	December 31, 2014
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets	Condensed Consolidated
		Offset in the	Presented in the	Statement of
	Gross	Condensed	Condensed	Financial Condition
	Amounts of	Consolidated	Consolidated		Cash
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Assets	Financial Condition	Financial Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$484,934	$—	$484,934	$(477,559)	$—	$7,375
Securities purchased under agreements to resell	31,463	—	31,463	(31,463)	—	—
Trading assets, at fair value:
Currency forwards	1,629,637	(1,629,629)	8	—	—	8
Options	321	—	321	(76)	—	245
Total	$2,146,355	$(1,629,629)	$516,726	$(509,098)	$—	$7,628

Schedule showing the netting of certain financial liabilities

			Net Amounts of	Gross Amounts Not
		Gross Amounts	Liabilities	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Liabilities	Financial Condition	Financial Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$876,782	$—	$876,782	$(874,615)	$(757)	$1,410
Securities sold under agreements to repurchase	246	—	246	(246)	—	—
Trading liabilities, at fair value:
Currency forwards	373,870	(361,506)	12,364	—	(12,364)	—
Options	214	—	214	(214)	—	—
Interest rate swaps	434	—	434	(424)	(10)	—
Total	$1,251,546	$(361,506)	$890,040	$(875,499)	$(13,131)	$1,410

			Net Amounts of	Gross Amounts Not
		Gross Amounts	Liabilities	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Liabilities	Financial Condition	Financial Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$497,862	—	$497,862	$(490,768)	$(2,812)	$4,282
Securities sold under agreements to repurchase	2,006	—	2,006	(2,006)	—	—
Trading liabilities, at fair value:
Currency forwards	1,645,820	(1,629,629)	16,191	—	(16,191)	—
Options	79	—	79	(79)	—	—
Interest rate swaps	12	—	12	—	(12)	—
Total	$2,145,779	$(1,629,629)	$516,150	$(492,853)	$(19,015)	$4,282

Virtu Financial, LLC and subsidiaries
Summary of fair value measurements measured on a recurring basis

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2014:

	Quoted
	Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,216,532	$17,166	$—	$—	$1,233,698
U.S. and non-U.S. government obligations	—	8,222	—	—	8,222
Exchange traded notes	65,684	—	—	—	65,684
Currency forwards	—	1,629,637	—	(1,629,629)	8
Options	—	321	—	—	321
	$1,282,216	$1,655,346	$—	$(1,629,629)	$1,307,933
Financial instruments owned, pledged as collateral:
Equity securities	$219,159	$—	$—	$—	$219,159
Exchange traded notes	17,216	—	—	—	17,216
	$236,375	$—	$—	$—	$236,375
Other Assets
Exchange stock	$8,205	$—	$—	$—	$8,205
	$8,205	$—	$—	$—	$8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$859,835	$47,896	$—	$—	$907,731
U.S. and non-U.S. government obligations	21,107	—	—	—	21,107
Exchange traded notes	92,513	—	—	—	92,513
Currency forwards	—	1,645,820	—	(1,629,629)	16,191
Options	—	79	—	—	79
Interest rate swaps	—	12	—	—	12
	$973,455	$1,693,807	$—	$(1,629,629)	$1,037,633

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2013:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,307,528	$27,601	$—	$—	$1,335,129
U.S. government obligations	13,760	—	—	—	13,760
Exchange traded notes	21,817	—	—	—	21,817
Currency forwards	—	179,650	—	(163,070)	16,580
Options	—	948	—	—	948
	$1,343,105	$208,199	$—	$(163,070)	$1,388,234
Financial instruments owned, pledged as collateral:
Equity securities	$379,276	$—	$—	$—	$379,276
U.S. government obligations	1,965	—	—	—	1,965
Exchange traded notes	33,938	—	—	—	33,938
	$415,179	$—	$—	$—	$415,179
Other Assets
Exchange stock	$7,318	$—	$—	$—	$7,318
	$7,318	$—	$—	$—	$7,318
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$1,042,385	$3,883	$—	$—	$1,046,268
U.S. government obligations	198,464	—	—	—	198,464
Exchange traded notes	31,642	—	—	—	31,642
Currency forwards	—	163,070	—	(163,070)	—
Options	—	2,038	—	—	2,038
	$1,272,491	$168,991	$—	$(163,070)	$1,278,412

Schedule showing the netting of certain financial assets

	December 31, 2014
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Assets	Condition	Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$484,934	—	$484,934	$(477,559)	$—	$7,375
Securities purchased under agreements to resell	31,463	—	31,463	(31,463)	—	—
Trading assets, at fair value:
Currency forwards	1,629,637	(1,629,629)	8	—	—	8
Options	321	—	321	(76)	—	245
Total	$2,146,355	$(1,629,629)	$516,726	$(509,098)	$—	$7,628

	December 31, 2013
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Assets	Condition	Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$708,103		$708,103	$(700,246)	$—	$7,857
Securities purchased under agreements to resell	162,608		162,608	(162,608)		—
Trading assets, at fair value:
Currency forwards	179,650	(163,070)	16,580	—	(16,580)	—
Options	948		948	(948)	—	—
Total	$1,051,309	$(163,070)	$888,239	$(863,802)	$(16,580)	$7,857

Schedule showing the netting of certain financial liabilities

			Net Amounts of	Gross Amounts Not
			Liabilities	Offset in the
		Gross Amounts	Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Liabilities	Condition	Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$497,862	—	$497,862	$(490,768)	$(2,812)	$4,282
Securities sold under agreements to repurchase	2,006	—	2,006	(2,006)	—	—
Trading liabilities, at fair value:
Currency forwards	1,645,820	(1,629,629)	16,191	—	(16,191)	—
Options	79	—	79	(79)	—	—
Interest rate swaps	12	—	12	—	(12)	—
Total	$2,145,779	$(1,629,629)	$516,150	$(492,853)	$(19,015)	$4,282

			Net Amounts of	Gross Amounts Not
			Liabilities	Offset in the
		Gross Amounts	Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Liabilities	Condition	Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$1,029,312	—	$1,029,312	$(1,029,215)	$—	$97
Securities sold under agreements to repurchase	10,883	—	10,883	(10,883)	—	—
Trading liabilities, at fair value:
Currency forwards	163,070	(163,070)	—	—	—	—
Options	2,038	—	2,038	(2,027)	(11)	—
Total	$1,205,303	$(163,070)	$1,042,233	$(1,042,125)	$(11)	$97